Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Calculations of net loss per share
The table below shows the calculations for the three and six months ended June 30, 2017 and 2016.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands, except for per share data)	2017	2016	2017	2016
Numerator (both basic and diluted)
Net income (loss) relevant to common stockholders	$4,921	$(9,294)	$(19,431)	$(22,231)
Denominator
Denominator for basic income (loss) per share	83,040	39,496	69,593	37,244
Dilutive effect of stock options	2,867	—	—	—
Dilutive effect of performance stock units	—	—	—	—
Dilutive effect of non-vested restricted stock	372	—	—	—
Denominator for diluted income (loss) per share	86,279	39,496	69,593	37,244
Basic income (loss) per common share	$0.06	$(0.24)	$(0.28)	$(0.60)
Diluted income (loss) per common share	$0.06	$(0.24)	$(0.28)	$(0.60)

The table below shows the calculations for years ended December 31, 2016 and 2015.

	2016	2015
Numerator (both basic and diluted)
Net loss relevant to common stockholders	$(53,147,396)	$(45,852,684)
Denominator
Denominator for basic earnings (loss) per share	44,786,687	34,992,662
Denominator for diluted earnings (loss) per share	44,786,687	34,992,662
Basic loss per common share	$(1.19)	$(1.31)
Diluted loss per common share	$(1.19)	$(1.31)

Anti-dilutive shares excluded from diluted earnings (loss) per share calculation
As shown in the table below, the following non-vested restricted stock, performance stock units, and stock options have not been included in the calculation of diluted income (loss) per share as they would be anti-dilutive to the calculation above.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2017	2016	2017	2016
Stock options	793	3,371	4,640	3,371
Performance stock units	170	—	170	—
Non-vested restricted stock	319	372	692	372
	1,282	3,743	5,502	3,743

The Company also has non‑vested restricted stock and stock options as shown in the table below, but have not been included in the above calculation of diluted earnings (loss) per share as it would be anti‑dilutive to the calculation above. Additionally, we excluded the preferred stock in the net loss per share calculation because the holders do not have a participating right in the undistributed earnings (loss) of the Company.

	2016	2015
Stock options	4,645,884	3,485,791
Preferred stock	16,999,990	—
Non‑vested restricted stock	372,335	372,335
	22,018,209	3,858,126